Other payables and accruals	12 Months Ended
Dec. 31, 2023
Trade and other payables [abstract]
Other payables and accruals
19.	Other payables and accruals

	As of December 31,
	2022	2023
	RMB’000	RMB’000
Contract liabilities (Note i)	33,543	101,053
Employee benefit payables	21,155	44,589
Accrued expenses	20,376	114,606
Other taxes payable	5,855	5,771
Revenue-based financing	—	21,628
Others	906	5,356

Total	81,835	293,003

The Group obtained revenue-based financing from a third-party where the Group receives capital to fund the costs of full operation model charging stations in exchange for agreed portion of the Group’s daily revenue from the relevant stations for a fixed period. The Group is not obliged to repay any minimum or fixed amount of capital under such arrangements.

(i)	Details of contract liabilities are as follows:

	As of December 31,
	2022	2023
	RMB’000	RMB’000
Advances received from customer to purchase energy solutions	3,869	51,926
Advances received from customers for c harging services discount packages	24,585	32,446
Advances from platform users	2,185	12,682
Deferred income	1,974	3,342
Others	930	657

Total	33,543	101,053

Advances received from customers for charging services discount packages mainly are receivable from VIP membership and coupon sales, customer advances. The increase of contract liabilities in 2023 was mainly due to customer advances collected form energy solutions sales and the increase of balance of unutilized VIP membership and coupons.
Set out below is the amount of revenue recognized from:

	As of December 31,
	2022	2023
	RMB’000	RMB’000
Amount included in contract liabilities at the beginning of the year	5,365	33,543

The Group has elected the practical expedient of not to disclose the remaining performance obligations for its revenue contracts because the performance obligation is part of a contract that has an original expected duration of one year or less.
Other taxes payable primarily represent value-added tax (“VAT”) and related surcharges, and PRC individual income tax of employees withheld by the Group.
The deferred income is unconsumed carbon credits with a validity term of 6 months since granted.